LEGG MASON PARTNERS VARIABLE INCOME TRUST

SUPPLEMENT DATED MARCH 1, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED MAY 1, 2016, OF

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO

Effective May 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Investment Professionals – Other Accounts Managed by Investment Professionals”:

All information is provided as of December 31, 2016.

Investment Professional	Type of Account	Number of Accounts Managed	Total Assets Managed ($ billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($ billions)
S. Kenneth Leech	Registered investment companies	103	154.86	0	0
	Other pooled investment vehicles	271	82.44	7	1.59
	Other accounts	613	188.46	66	18.47

Michael C. Buchanan	Registered investment companies	44	45.66	0	0
	Other pooled investment vehicles	88	36.41	3	1.15
	Other accounts	241	78.52	30	11.48

Timothy J. Settel	Registered investment companies	3	2.44	0	0
	Other pooled investment vehicles	11	4.96	2	1.03
	Other accounts	8	1.87	1	0.21

Walter E. Kilcullen	Registered investment companies	4	1.39	0	0
	Other pooled investment vehicles	15	4.95	0	0
	Other accounts	27	3.42	0	0

Ian R. Edmonds	Registered investment companies	2	0.56	0	0
	Other pooled investment vehicles	10	2.84	1	0.12
	Other accounts	4	0.98	1	0.23

Christopher F. Kilpatrick	Registered investment companies	8	3.73	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

Effective May 1, 2017, the following text replaces the information in the section of the fund’s Statement of Additional Information titled “Investment Management and Other Services – Investment Professionals – Investment Professional Securities Ownership”:

All information is provided as of December 31, 2016.

Investment Professional	Dollar Range of Ownership of Securities ($)
S. Kenneth Leech	None
Michael C. Buchanan	None
Timothy J. Settel	None
Walter E. Kilcullen	None
Ian R. Edmonds	None
Christopher F. Kilpatrick	None

Please retain this supplement for future reference.

WASX338586